Quarterly Holdings Report
for

Fidelity® Small Cap Growth Fund

October 31, 2020

SCP-QTLY-1220
1.823237.116

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
COMMUNICATION SERVICES - 2.1%
Entertainment - 1.2%
Gaia, Inc. Class A (a)	538,411	$5,459,488
Take-Two Interactive Software, Inc. (a)	194,375	30,112,575
Zynga, Inc. (a)	1,578,861	14,193,960
		49,766,023
Media - 0.9%
Cardlytics, Inc. (a)(b)	211,286	15,597,133
Nexstar Broadcasting Group, Inc. Class A	143,253	11,804,047
TechTarget, Inc. (a)	270,500	11,847,900
		39,249,080

TOTAL COMMUNICATION SERVICES		89,015,103

CONSUMER DISCRETIONARY - 16.8%
Diversified Consumer Services - 0.7%
Arco Platform Ltd. Class A (a)(b)	579,766	19,758,425
Grand Canyon Education, Inc. (a)	126,823	9,939,119
		29,697,544
Hotels, Restaurants & Leisure - 2.8%
Churchill Downs, Inc.	242,891	36,227,193
Dunkin' Brands Group, Inc.	472,300	47,093,033
Lindblad Expeditions Holdings (a)	1,743,836	14,508,716
Wingstop, Inc.	168,305	19,578,921
		117,407,863
Household Durables - 3.8%
Helen of Troy Ltd. (a)	217,375	41,214,300
LGI Homes, Inc. (a)	237,169	25,348,623
M/I Homes, Inc. (a)	311,791	12,758,488
Taylor Morrison Home Corp. (a)	1,600,546	34,571,794
TopBuild Corp. (a)	128,200	19,641,522
Whirlpool Corp.	155,691	28,796,607
		162,331,334
Internet & Direct Marketing Retail - 2.7%
1-800-FLOWERS.com, Inc. Class A (a)(b)	974,600	19,326,318
Farfetch Ltd. Class A (a)	880,311	24,763,148
Kogan.Com Ltd.	1,427,735	20,667,934
Revolve Group, Inc. (a)(b)	735,462	13,297,153
Stamps.com, Inc. (a)	169,266	37,786,942
		115,841,495
Leisure Products - 0.4%
Academy Sports & Outdoors, Inc. (b)	600,359	8,825,277
Vista Outdoor, Inc. (a)	520,200	10,284,354
		19,109,631
Multiline Retail - 0.2%
Ollie's Bargain Outlet Holdings, Inc. (a)	111,002	9,667,164
Specialty Retail - 4.1%
American Eagle Outfitters, Inc. (b)	2,638,400	36,172,464
Floor & Decor Holdings, Inc. Class A (a)	376,718	27,500,414
Lithia Motors, Inc. Class A (sub. vtg.)	93,100	21,372,967
Michaels Companies, Inc. (a)(b)	1,774,000	14,387,140
Murphy U.S.A., Inc.	62,900	7,692,041
Musti Group OYJ	402,973	9,231,574
Williams-Sonoma, Inc. (b)	638,573	58,244,243
		174,600,843
Textiles, Apparel & Luxury Goods - 2.1%
Crocs, Inc. (a)	1,091,100	57,097,263
Deckers Outdoor Corp. (a)	120,170	30,447,473
		87,544,736

TOTAL CONSUMER DISCRETIONARY		716,200,610

CONSUMER STAPLES - 3.2%
Food & Staples Retailing - 1.6%
BJ's Wholesale Club Holdings, Inc. (a)	1,278,300	48,946,107
Grocery Outlet Holding Corp. (a)(b)	383,214	16,869,080
		65,815,187
Food Products - 1.1%
Freshpet, Inc. (a)	172,226	19,719,877
Nomad Foods Ltd. (a)	800,501	19,412,149
The Simply Good Foods Co. (a)	506,042	9,513,590
		48,645,616
Personal Products - 0.5%
Herbalife Nutrition Ltd. (a)	476,200	21,495,668

TOTAL CONSUMER STAPLES		135,956,471

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Renewable Energy Group, Inc. (a)	187,600	10,580,640
FINANCIALS - 6.0%
Capital Markets - 3.0%
Cowen Group, Inc. Class A (b)	980,213	21,035,371
Lazard Ltd. Class A	377,811	12,720,896
LPL Financial	147,956	11,826,123
Morningstar, Inc.	132,534	25,231,823
StepStone Group, Inc. Class A (c)	2,516,346	58,225,730
		129,039,943
Consumer Finance - 0.7%
First Cash Financial Services, Inc.	288,062	14,990,746
Green Dot Corp. Class A (a)	257,700	13,740,564
		28,731,310
Diversified Financial Services - 0.2%
Flying Eagle Acquisition Corp. (a)	318,400	3,671,152
Netfin Acquisition Corp. Class A (a)	376,100	3,873,830
		7,544,982
Insurance - 1.4%
Assurant, Inc.	177,400	22,063,238
BRP Group, Inc. (a)	575,309	14,670,380
RenaissanceRe Holdings Ltd.	137,808	22,286,310
		59,019,928
Thrifts & Mortgage Finance - 0.7%
Essent Group Ltd.	504,927	20,121,341
Pennymac Financial Services, Inc.	228,302	11,602,308
		31,723,649

TOTAL FINANCIALS		256,059,812

HEALTH CARE - 32.1%
Biotechnology - 17.1%
Acceleron Pharma, Inc. (a)	243,156	25,429,254
ADC Therapeutics SA (a)	215,314	6,177,359
Agios Pharmaceuticals, Inc. (a)	142,859	5,724,360
Allovir, Inc. (a)	353,000	9,329,790
ALX Oncology Holdings, Inc. (a)	279,400	11,039,094
Annexon, Inc. (a)	248,800	5,177,528
Aprea Therapeutics, Inc.	442,771	9,656,836
Arena Pharmaceuticals, Inc. (a)	213,879	18,333,708
Argenx SE ADR (a)	126,326	31,345,270
Ascendis Pharma A/S sponsored ADR (a)	243,002	39,694,377
Blueprint Medicines Corp. (a)	188,275	19,256,767
CareDx, Inc. (a)	263,378	12,918,691
Castle Biosciences, Inc. (a)(b)	247,400	11,486,782
Deciphera Pharmaceuticals, Inc. (a)	198,816	11,545,245
Emergent BioSolutions, Inc. (a)	203,502	18,309,075
FibroGen, Inc. (a)	631,994	24,255,930
Forma Therapeutics Holdings, Inc.	188,200	8,115,184
Fusion Pharmaceuticals, Inc. (a)	30,400	376,960
Global Blood Therapeutics, Inc. (a)	193,551	10,234,977
Halozyme Therapeutics, Inc. (a)	284,000	7,952,000
ImmunoGen, Inc. (a)	1,254,400	7,074,816
Insmed, Inc. (a)	439,104	14,464,086
Iovance Biotherapeutics, Inc. (a)	484,955	17,303,194
Keros Therapeutics, Inc.	289,900	16,118,440
Kura Oncology, Inc. (a)	771,841	24,120,031
Kymera Therapeutics, Inc. (a)	448,400	16,137,916
Mirati Therapeutics, Inc. (a)	208,706	45,318,421
Morphic Holding, Inc. (a)	346,078	9,312,959
Myovant Sciences Ltd. (a)(b)	426,670	5,888,046
Natera, Inc. (a)	498,588	33,535,029
Nkarta, Inc. (a)	16,700	479,457
Novavax, Inc. (a)	111,700	9,015,307
ORIC Pharmaceuticals, Inc. (a)	27,358	588,197
Passage Bio, Inc.	702,571	11,810,219
Poseida Therapeutics, Inc. (a)	17,500	201,425
Prelude Therapeutics, Inc.	58,943	2,076,562
Protagonist Therapeutics, Inc. (a)	568,788	10,778,533
PTC Therapeutics, Inc. (a)	512,400	26,742,156
Relay Therapeutics, Inc. (a)	285,500	10,546,370
Repare Therapeutics, Inc.	446,700	12,074,301
Repligen Corp. (a)	134,038	22,326,710
Revolution Medicines, Inc.	803,259	24,250,389
Sarepta Therapeutics, Inc. (a)	121,545	16,519,181
Shattuck Labs, Inc.	50,600	1,308,010
Taysha Gene Therapies, Inc.	83,317	1,732,994
TG Therapeutics, Inc. (a)(b)	1,067,560	26,977,241
Turning Point Therapeutics, Inc. (a)	441,573	40,708,615
Veracyte, Inc. (a)(b)	545,500	18,907,030
Viela Bio, Inc.	381,321	12,167,953
Xenon Pharmaceuticals, Inc. (a)	223,742	2,174,772
Zymeworks, Inc. (a)	43,179	1,689,162
		728,706,709
Health Care Equipment & Supplies - 6.2%
Axonics Modulation Technologies, Inc. (a)	555,732	26,058,273
CryoPort, Inc. (a)(b)	298,512	11,982,272
Haemonetics Corp. (a)	171,415	17,328,342
Insulet Corp. (a)	283,584	63,026,544
Integer Holdings Corp. (a)	376,415	22,001,457
iRhythm Technologies, Inc. (a)	99,270	20,990,642
Masimo Corp. (a)	35,530	7,952,325
Nevro Corp. (a)	219,798	32,796,060
OrthoPediatrics Corp. (a)(b)	192,800	8,598,880
Outset Medical, Inc.	31,500	1,463,805
Pulmonx Corp.	182,413	7,672,291
Tandem Diabetes Care, Inc. (a)	222,203	24,220,127
TransMedics Group, Inc. (a)	717,906	8,600,514
ViewRay, Inc. (a)(b)	2,866,999	8,514,987
		261,206,519
Health Care Providers & Services - 3.4%
Chemed Corp.	29,600	14,158,272
Guardant Health, Inc. (a)	188,151	20,068,186
LHC Group, Inc. (a)	198,042	42,885,995
Molina Healthcare, Inc. (a)	153,046	28,538,488
Progyny, Inc. (a)	891,069	21,715,352
R1 RCM, Inc. (a)	966,800	17,325,056
		144,691,349
Health Care Technology - 2.4%
Health Catalyst, Inc. (a)(b)	432,908	14,926,668
Inovalon Holdings, Inc. Class A (a)	1,031,517	19,588,508
Inspire Medical Systems, Inc. (a)	294,180	35,133,917
Kronos Bio, Inc.	36,600	1,028,094
Phreesia, Inc. (a)	580,156	21,448,367
Schrodinger, Inc.	188,862	9,212,688
		101,338,242
Life Sciences Tools & Services - 2.5%
10X Genomics, Inc. (a)	196,806	26,942,741
Berkeley Lights, Inc. (a)	18,640	1,352,705
Bruker Corp.	338,052	14,380,732
Charles River Laboratories International, Inc. (a)	74,805	17,033,099
Nanostring Technologies, Inc. (a)	588,347	21,562,918
Syneos Health, Inc. (a)	488,200	25,913,656
		107,185,851
Pharmaceuticals - 0.5%
Arvinas Holding Co. LLC (a)	358,671	7,499,811
IMARA, Inc.	261,314	4,131,374
SCYNEXIS, Inc. warrants 6/21/21 (a)	16,875	0
Theravance Biopharma, Inc. (a)	424,987	8,036,504
		19,667,689

TOTAL HEALTH CARE		1,362,796,359

INDUSTRIALS - 17.4%
Aerospace & Defense - 1.1%
Axon Enterprise, Inc. (a)	200,450	19,824,505
BWX Technologies, Inc.	498,884	27,443,609
		47,268,114
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	742,900	20,830,916
Atlas Air Worldwide Holdings, Inc. (a)	166,200	9,832,392
		30,663,308
Building Products - 2.7%
A.O. Smith Corp.	114,543	5,920,728
Builders FirstSource, Inc. (a)	1,263,300	38,277,990
Fortune Brands Home & Security, Inc.	300,082	24,267,631
Jeld-Wen Holding, Inc. (a)	570,500	11,997,615
The AZEK Co., Inc.	1,036,300	34,653,872
		115,117,836
Commercial Services & Supplies - 0.9%
Herman Miller, Inc.	105,689	3,220,344
HNI Corp.	318,317	10,361,218
Montrose Environmental Group, Inc. (a)	488,300	13,198,749
Tetra Tech, Inc.	122,000	12,311,020
		39,091,331
Construction & Engineering - 1.5%
AECOM (a)	327,681	14,693,216
Dycom Industries, Inc. (a)(b)	550,022	35,718,429
Quanta Services, Inc.	225,600	14,084,208
		64,495,853
Electrical Equipment - 1.9%
Generac Holdings, Inc. (a)	145,507	30,578,296
Regal Beloit Corp.	131,200	12,942,880
Sensata Technologies, Inc. PLC (a)	384,268	16,796,354
Sunrun, Inc. (a)	351,900	18,305,838
		78,623,368
Machinery - 4.2%
ESCO Technologies, Inc.	228,514	19,124,337
IDEX Corp.	125,006	21,299,772
ITT, Inc.	375,164	22,701,174
Kornit Digital Ltd. (a)	1,136,704	76,522,905
Nordson Corp.	101,678	19,667,576
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,763,300	16,970,057
		176,285,821
Marine - 0.4%
SITC International Holdings Co. Ltd.	12,041,000	18,575,990
Professional Services - 3.1%
ASGN, Inc. (a)	324,902	21,664,465
Clarivate Analytics PLC (a)	980,348	27,204,657
FTI Consulting, Inc. (a)	121,798	11,992,231
Insperity, Inc.	405,632	31,063,299
TriNet Group, Inc. (a)	543,770	37,476,628
		129,401,280
Road & Rail - 0.4%
Knight-Swift Transportation Holdings, Inc. Class A	491,048	18,654,914
Trading Companies & Distributors - 0.5%
BMC Stock Holdings, Inc. (a)	493,600	19,541,624

TOTAL INDUSTRIALS		737,719,439

INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 0.3%
Ciena Corp. (a)	287,662	11,331,006
Electronic Equipment & Components - 0.6%
Fabrinet (a)	403,461	24,215,729
IT Services - 1.5%
CACI International, Inc. Class A (a)	84,722	17,667,079
Genpact Ltd.	364,195	12,517,382
KBR, Inc.	755,890	16,848,788
Repay Holdings Corp. (a)	344,015	7,750,658
WNS Holdings Ltd. sponsored ADR (a)	190,720	10,993,101
		65,777,008
Semiconductors & Semiconductor Equipment - 5.1%
Advanced Energy Industries, Inc. (a)	372,693	25,145,597
Allegro MicroSystems LLC (a)	27,700	506,910
Array Technologies, Inc. (b)	549,423	20,246,238
Cirrus Logic, Inc. (a)	328,828	22,646,384
CMC Materials, Inc.	159,789	22,720,398
Enphase Energy, Inc. (a)	298,605	29,290,164
Inphi Corp. (a)	107,737	15,057,323
PDF Solutions, Inc. (a)	118,671	2,223,895
Semtech Corp. (a)	175,273	9,620,735
SiTime Corp.	825,983	68,961,321
		216,418,965
Software - 10.2%
Ceridian HCM Holding, Inc. (a)	214,491	18,493,414
Digital Turbine, Inc. (a)	816,082	23,388,910
Duck Creek Technologies, Inc. (a)	87,297	3,786,071
Dynatrace, Inc. (a)	706,027	24,929,813
Elastic NV (a)	292,324	29,644,577
FireEye, Inc. (a)	730,200	10,105,968
Five9, Inc. (a)	386,782	58,682,565
Globant SA (a)	119,640	21,608,180
JFrog Ltd. (b)	64,300	4,657,249
Lightspeed POS, Inc. (Canada) (a)	601,850	19,253,056
LivePerson, Inc. (a)	579,446	30,977,183
Manhattan Associates, Inc. (a)	168,603	14,415,557
NICE Systems Ltd. sponsored ADR (a)	75,100	17,142,326
Nuance Communications, Inc. (a)	432,247	13,793,002
Ping Identity Holding Corp. (a)	392,300	10,862,787
Rapid7, Inc. (a)	292,800	18,133,104
SailPoint Technologies Holding, Inc. (a)	150,800	6,259,708
Sprout Social, Inc. (a)	392,100	17,134,770
Tenable Holdings, Inc. (a)	1,109,108	37,831,674
Varonis Systems, Inc. (a)	278,500	32,186,245
Yext, Inc. (a)	1,202,300	19,934,134
		433,220,293

TOTAL INFORMATION TECHNOLOGY		750,963,001

MATERIALS - 1.0%
Chemicals - 0.2%
Valvoline, Inc.	535,521	10,533,698
Containers & Packaging - 0.8%
Avery Dennison Corp.	235,192	32,548,221

TOTAL MATERIALS		43,081,919

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Americold Realty Trust	336,456	12,189,801
Terreno Realty Corp.	320,742	18,051,360
		30,241,161
Real Estate Management & Development - 0.3%
Redfin Corp. (a)	311,900	13,028,063

TOTAL REAL ESTATE		43,269,224

TOTAL COMMON STOCKS
(Cost $3,241,038,092)		4,145,642,578

Convertible Preferred Stocks - 2.4%
CONSUMER DISCRETIONARY - 0.3%
Specialty Retail - 0.3%
Fanatics, Inc. Series E (d)(e)	707,802	12,237,897
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
Alkami Technology, Inc. Series F (d)(e)	893,236	14,291,776
INDUSTRIALS - 0.3%
Road & Rail - 0.3%
Convoy, Inc. Series D (d)(e)	913,444	13,683,391
INFORMATION TECHNOLOGY - 1.4%
IT Services - 0.2%
Yanka Industries, Inc. Series E (d)(e)	869,641	10,504,568
Software - 1.2%
Compass, Inc. Series E (a)(d)(e)	353,803	50,148,037

TOTAL INFORMATION TECHNOLOGY		60,652,605

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $73,276,263)		100,865,669

Money Market Funds - 4.0%
Fidelity Cash Central Fund 0.10% (f)	8,099,246	8,100,866
Fidelity Securities Lending Cash Central Fund 0.11% (f)(g)	163,520,671	163,537,023
TOTAL MONEY MARKET FUNDS
(Cost $171,637,889)		171,637,889
TOTAL INVESTMENT IN SECURITIES - 103.9%
(Cost $3,485,952,244)		4,418,146,136
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(167,136,689)
NET ASSETS - 100%		$4,251,009,447

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $100,865,668 or 2.4% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Alkami Technology, Inc. Series F	9/24/20	$14,291,776
Compass, Inc. Series E	11/3/17	$23,873,990
Convoy, Inc. Series D	10/30/19	$12,368,032
Fanatics, Inc. Series E	8/13/20	$12,237,897
Yanka Industries, Inc. Series E	5/15/20	$10,504,568

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,411
Fidelity Securities Lending Cash Central Fund	127,034
Total	$131,445

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
SiTime Corp.	$46,580,660	$830,130	$5,554,170	$--	$2,040,300	$25,064,401	$--
StepStone Group, Inc. Class A	--	--	--	--	--	34,597,392	58,225,730
Total	$46,580,660	$830,130	$5,554,170	$--	$2,040,300	$59,661,793	$58,225,730

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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